Share Capital and Equity Reserve - Summary of Share-Based Compensation (Detail) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Disclosure Of Share based Compensation [line items]
Expense from share-based payment transactions with employees	$ 10,359	$ 6,772
Stock Option [member]
Disclosure Of Share based Compensation [line items]
Expense from share-based payment transactions with employees	111	162
PSU [member]
Disclosure Of Share based Compensation [line items]
Expense from share-based payment transactions with employees	1,802	956
RSU [member]
Disclosure Of Share based Compensation [line items]
Expense from share-based payment transactions with employees	6,489	3,821
DSU [member]
Disclosure Of Share based Compensation [line items]
Expense from share-based payment transactions with employees	1,820	1,781
ESOP [member]
Disclosure Of Share based Compensation [line items]
Expense from share-based payment transactions with employees	$ 137	$ 52